PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Index Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.7%
34,395  Vanguard Long-Term
Treasury ETF
$ 2,037,560
1.9
41,570
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
2,027,128
1.8
Total Exchange-Traded
Funds
(Cost $4,000,024)
4,064,688
3.7
MUTUAL FUNDS : 96.2%
Affiliated Investment Companies : 96.2%
142,661  Voya U.S. Bond Index
Portfolio - Class I
1,291,080
1.2
482,810
(2)
Voya VACS Index
Series Emerging
Markets Portfolio
5,441,264
4.9
2,327,941
(2)
Voya VACS Index
Series I Portfolio
26,841,154
24.4
564,613
(2)
Voya VACS Index
Series MC Portfolio
6,668,082
6.1
4,645,413
(2)
Voya VACS Index
Series S Portfolio
60,994,276
55.6
382,196
(2)
Voya VACS Index
Series SC Portfolio
4,418,182
4.0
Total Mutual Funds
(Cost $89,094,458)
105,654,038
96.2
Total Long-Term
Investments
(Cost $93,094,482)
109,718,726
99.9
Total Investments in
Securities
(Cost $93,094,482) $ 109,718,726 99.9
Assets in Excess of
Other Liabilities 61,421 0.1
Net Assets $ 109,780,147 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Index Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,064,688 $ — $ — $ 4,064,688
Mutual Funds 105,654,038 — — 105,654,038
Total Investments, at fair value $ 109,718,726 $ — $ — $ 109,718,726
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 998,598 $ 649,626 $ (335,228) $ (21,916) $ 1,291,080 $ 11,051 $ 1,425 $ —
Voya VACS Index Series Emerging
Markets Portfolio
5,215,406 914,874 (766,963) 77,947 5,441,264 — 41,857 —
Voya VACS Index Series I Portfolio
22,077,330 3,541,461 (168,340) 1,390,703 26,841,154 — 15,136 —
Voya VACS Index Series MC
Portfolio
5,596,323 766,299 (185,712) 491,172 6,668,082 — 13,206 —
Voya VACS Index Series S
Portfolio
47,608,520 8,836,150 (698,953) 5,248,559 60,994,276 — 135,228 —
Voya VACS Index Series SC
Portfolio
5,751,614 722,564 (2,060,820) 4,824 4,418,182 — 124,940 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
1,346,895 700,674 — (20,441) 2,027,128 18,478 — —
$ 88,594,686 $ 16,131,648 $ (4,216,016) $ 7,170,848 $ 107,681,166 $ 29,529 $ 331,792 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 16,645,803
Gross Unrealized Depreciation (21,559)
Net Unrealized Appreciation $ 16,624,244